================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21882

              Oppenheimer Rochester North Carolina Municipal Fund
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

    Principal
     Amount                                                                      Coupon           Maturity           Value
---------------                                                                 ---------       -------------    -----------
Municipal Bonds and Notes-112.8%
North Carolina-53.1%
$     1,500,000    Albermarle, NC Hospital Authority                                5.250%         10/01/2038    $1,139,715
        140,000    Asheville, NC Hsg. Authority (Woodridge Apartments)              5.750          11/20/2029       140,050
         15,000    Asheville, NC Hsg. Authority (Woodridge Apartments)              5.800          11/20/2039        15,004
      1,000,000    Buncombe County, NC (Woodfin Downtown
                   Corridor Devel.)                                                 7.250          08/01/2034       865,830
        645,000    Charlotte, NC Douglas International
                   Airport Special Facilities (US Airways)                          5.600          07/01/2027       566,671
      2,300,000    Charlotte, NC Douglas International
                   Airport Special
                   Facilities (US Airways)                                          7.750          02/01/2028     2,291,904
        475,000    Charlotte-Mecklenburg, NC Hospital
                   Authority
                   (Carolinas Healthcare System)                                    5.125          01/15/2037       478,377
        250,000    Columbus County, NC IF&PCFA (International Paper Company)        5.700          05/01/2034       250,580
         60,000    Columbus County, NC IF&PCFA (International Paper Company)        5.850          12/01/2020        60,020
        100,000    Columbus County, NC IF&PCFA (International Paper Company)        6.250          11/01/2033       104,341
      2,140,000    Durham, NC Hsg. Authority                                        5.700          06/01/2033     2,022,343
                   (Naples Terrace Apartments)
        110,000    Halifax County, NC IF&PCFA
                   (Champion International Corp.)                                   5.450          11/01/2033       104,807
         90,000    Halifax County, NC IF&PCFA (International
                   Paper Company)                                                   5.900          09/01/2025        90,299
         15,000    Mint Hill, NC Sanitation District                                5.250          06/01/2020        15,351
      1,000,000    NC Capital Facilities Finance Agency (Brevard
                   College Corp.)                                                   5.000          10/01/2026       788,810
        125,000    NC Capital Facilities Finance Agency
                   (Duke University)                                                5.125          10/01/2026       125,440
          5,000    NC Capital Facilities Finance Agency
                   (Duke University)                                                5.125          10/01/2041         5,002
         20,000    NC Capital Facilities Finance Agency
                   (Johnson & Wales University)                                     5.000          04/01/2019        20,398
      1,655,000    NC Capital Facilities Finance Agency
                   (Meredith College)                                               6.000          06/01/2031     1,693,413
      1,500,000    NC Capital Facilities Finance Agency
                   (Meredith College)                                               6.125          06/01/2035     1,522,260
         10,000    NC Capital Facilities Finance Agency
                   (North Carolina A&T University Foundation)                       5.000          06/01/2027         8,769
         10,000    NC Eastern Municipal Power Agency                                5.125          01/01/2012        10,036
         25,000    NC Eastern Municipal Power Agency                                6.500          01/01/2018        30,365
        195,000    NC Eastern Municipal Power Agency, Series B                      5.500          01/01/2017       195,460
         30,000    NC Eastern Municipal Power Agency, Series B                      5.500          01/01/2021        30,067
         55,000    NC Eastern Municipal Power Agency, Series B                      5.500          01/01/2021        55,081
         10,000    NC Eastern Municipal Power Agency, Series B                      5.500          01/01/2021        10,015
         60,000    NC Eastern Municipal Power Agency, Series D                      5.125          01/01/2023        61,036
        680,000    NC Educational Facilities Finance
                   Agency (St. Augustine's College)                                 5.250          10/01/2018       642,654
      1,400,000    NC Educational Facilities Finance
                   Agency (St. Augustine's College)                                 5.250          10/01/2028     1,140,916
         75,000    NC HFA                                                           5.625          07/01/2030        75,020

            1 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

    Principal
     Amount                                                                      Coupon           Maturity           Value
---------------                                                                 ---------       -------------    -----------
$       190,000    NC HFA                                                           5.750%         03/01/2017    $  196,477
         25,000    NC HFA                                                           6.000          01/01/2016        25,043
        160,000    NC HFA                                                           6.000          07/01/2016       160,270
         15,000    NC HFA (Home Ownership)                                          5.100          07/01/2017        15,022
         45,000    NC HFA (Home Ownership)                                          5.150          01/01/2019        45,027
          5,000    NC HFA (Home Ownership)                                          5.200          01/01/2020         5,003
         65,000    NC HFA (Home Ownership)                                          5.200          07/01/2026        65,008
         10,000    NC HFA (Home Ownership)                                          5.250          07/01/2011        10,001
        110,000    NC HFA (Home Ownership)                                          5.250          07/01/2026       110,014
      7,930,000    NC HFA (Home Ownership)(1)                                       5.250          01/01/2039     7,661,490
         95,000    NC HFA (Home Ownership)                                          5.375          01/01/2029        95,539
         45,000    NC HFA (Home Ownership)                                          5.400          07/01/2032        45,004
         15,000    NC HFA (Home Ownership)                                          6.150          01/01/2020        15,020
        280,000    NC HFA (Home Ownership)                                          6.200          01/01/2029       280,207
          5,000    NC HFA (Single Family)                                           5.350          09/01/2028         5,001
          5,000    NC HFA (Single Family)                                           5.600          09/01/2019         5,156
         25,000    NC HFA (Single Family)                                           5.700          09/01/2026        25,353
         40,000    NC HFA (Single Family)                                           5.850          09/01/2028        40,018
         20,000    NC HFA (Single Family)                                           5.950          09/01/2017        20,041
          5,000    NC HFA (Single Family)                                           6.125          03/01/2018         5,209
         10,000    NC HFA (Single Family)                                           6.150          03/01/2017        10,016
         35,000    NC HFA (Single Family)                                           6.200          03/01/2018        35,055
         15,000    NC HFA (Single Family)                                           6.250          03/01/2017        15,035
        120,000    NC HFA (Single Family)                                           6.250          09/01/2027       126,925
         10,000    NC HFA (Single Family)                                           6.250          03/01/2028        10,236
         75,000    NC Medical Care Commission (AHA1HC/AHA3HC/AHA4HC
                   /AHACHC/AHEHC/AHA7HC Obligated Group)                            5.500          10/01/2024        75,757
      1,710,000    NC Medical Care Commission (ARC/HDS
                   Alamance Hsg. Corp.)                                             5.800          10/01/2034     1,692,609
         30,000    NC Medical Care Commission (Baptist
                   Retirement)                                                      6.300          10/01/2021        28,436
        500,000    NC Medical Care Commission (Blue
                   Ridge Healthcare)                                                5.000          01/01/2036       452,865
          5,000    NC Medical Care Commission (Carolina Medicorp)                   5.250          05/01/2026         5,003
        380,000    NC Medical Care Commission (Deerfield
                   Episcopal Retirement Community)                                  6.125          11/01/2038       380,741
      8,000,000    NC Medical Care Commission (Duke
                   University Health System)(1)                                     5.000          06/01/2042     8,030,800
      1,520,000    NC Medical Care Commission
                   (Galloway Ridge)                                                 6.000          01/01/2039     1,412,232
        270,000    NC Medical Care Commission (Glenaire/The
                   Presbyterian Homes Obligated Group)                              5.600          10/01/2036       225,194
         55,000    NC Medical Care Commission (Halifax
                   Regional Medical Center)                                         5.000          08/15/2024        43,559
         45,000    NC Medical Care Commission (HPRHS/HPRHSvcs
                   Obligated Group)                                                 5.000          10/01/2029        40,091
        100,000    NC Medical Care Commission (Hugh Chatham
                   Memorial Hospital)                                               5.000          10/01/2033        86,149
        195,000    NC Medical Care Commission (Maria
                   Parham Medical Center)                                           5.500          10/01/2018       192,804
         25,000    NC Medical Care Commission (Novant Health)                       5.250          05/01/2026        25,015
          5,000    NC Medical Care Commission (Scotland
                   Health Memorial Hospital)                                        5.375          10/01/2011         5,014

            2 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

    Principal
     Amount                                                                      Coupon           Maturity           Value
---------------                                                                 ---------       -------------    -----------
$        20,000    NC Medical Care Commission (Southeastern
                   Regional Medical Center/Health
                   Horizons Obligated Group)                                        6.125%         06/01/2019    $   20,035
         25,000    NC Medical Care Commission (Southeastern
                   Regional Medical Center/Health
                   Horizons Obligated Group)                                        6.250          06/01/2029        25,015
        195,000    NC Medical Care Commission (Southminster)                        6.125          10/01/2018       195,064
         25,000    NC Medical Care Commission (STHS)                                6.250          10/01/2019        25,035
        290,000    NC Medical Care Commission (STHS/STMH/STM/HCC)                   6.375          10/01/2029       290,093
         15,000    NC Medical Care Commission (STTLC)                               5.375          10/01/2014        15,030
        115,000    NC Medical Care Commission
                   (UHSEC/PCMH Obligated Group)                                     6.250          12/01/2033       124,332
        250,000    NC Medical Care Commission (Village at
                   Brookwood)                                                       6.375          01/01/2022       237,413
        100,000    NC Medical Care Commission (Wayne
                   Memorial Hospital/Wayne Health Corp.)                            5.000          10/01/2021       100,007
         45,000    NC Medical Care Commission
                   (Well-Spring Retirement Community)                               6.250          01/01/2027        40,331
        500,000    NC Medical Care Commission
                   Health Care Facilities (Appalachian
                   Regional Healthcare System)                                      6.625          07/01/2034       519,060
        250,000    NC Medical Care Commission
                   Health Care Facilities (Cleveland County)                        5.750          01/01/2035       252,550
      3,000,000    NC Medical Care Commission Health Care
                   Facilities (Novant Health)                                       5.000          11/01/2043     2,639,280
      2,000,000    NC Medical Care Commission Health Care
                   Facilities (Novant Health)                                       5.250          11/01/2040     1,858,900
         35,000    NC Medical Care Commission Health
                   Care Facilities (UHSEC/PCMH Obligated Group)                     6.600          12/01/2036        36,741
         45,000    NC Medical Care Commission Hospital
                   (Alamance Health System)                                         5.500          08/15/2013        45,149
         50,000    NC Medical Care Commission Hospital
                   (Alamance Health System)                                         5.500          08/15/2024        50,041
      1,075,000    NC Medical Care Commission Hospital
                   (Maria Parham Medical Center)                                    6.500          10/01/2026     1,031,742
        500,000    NC Medical Care Commission Retirement
                   Facilities (Carolina Village)                                    6.000          04/01/2038       427,070
          5,000    NC Medical Care Commission Retirement
                   Facilities (Cypress Glen Retirement Community)                   6.000          10/01/2033         4,562
         25,000    NC Medical Care Commission Retirement
                   Facilities (The Forest at Duke)                                  5.100          09/01/2013        25,059
          5,000    NC Medical Care Commission Retirement
                   Facilities (The United Methodist Retirement Homes)               5.500          10/01/2035         4,274
      2,500,000    NC Medical Care Commission Retirement
                   Facilities (Village at Brookwood)                                5.250          01/01/2032     1,891,300
        115,000    Northampton County, NC IF&PCFA (Champion
                   International Corp.)                                             6.450          11/01/2029       115,283
         40,000    Northern Hospital District of
                   Surry County, NC Health Care Facilities                          5.500          10/01/2019        40,106
        500,000    Northern Hospital District of
                   Surry County, NC Health Care Facilities                          6.250          10/01/2038       503,495
        365,000    Oak Island, NC Enterprise System                                 6.000          06/01/2036       386,776
         25,000    Piedmont Triad, NC Airport Authority                             6.000          07/01/2021        25,037
                                                                                                                 47,212,253


            3 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

    Principal
     Amount                                                                      Coupon           Maturity         Value
---------------                                                                 ---------       -------------    -----------
U.S. Possessions-59.7%
$        20,000    Guam GO                                                          5.375%         11/15/2013    $   20,013
        300,000    Guam GO                                                          6.750          11/15/2029       305,337
      1,550,000    Guam GO                                                          7.000          11/15/2039     1,599,492
        250,000    Guam Government Waterworks Authority &
                   Wastewater System                                                5.875          07/01/2035       237,798
         15,000    Guam Power Authority, Series A                                   5.250          10/01/2013        15,033
         75,000    Guam Power Authority, Series A                                   5.250          10/01/2023        70,471
         60,000    Guam Power Authority, Series A                                   5.250          10/01/2023        56,377
      1,000,000    Guam Power Authority, Series A                                   5.500          10/01/2030       953,130
        190,000    Guam Tobacco Settlement Economic Devel. &
                   Commerce Authority (TASC)                                        5.250          06/01/2032       172,087
     67,775,000    Guam Tobacco Settlement Economic Devel. &
                   Commerce Authority (TASC)                                        7.250(2)       06/01/2057     1,381,932
        430,000    Northern Mariana Islands Commonwealth, Series A                  5.000          06/01/2017       393,085
      2,270,000    Northern Mariana Islands Commonwealth, Series A                  5.000          06/01/2030     1,731,216
        250,000    Puerto Rico Aqueduct &
                   Sewer Authority                                                  6.000          07/01/2038       251,203
      1,000,000    Puerto Rico Aqueduct &
                   Sewer Authority                                                  6.000          07/01/2044     1,002,260
        500,000    Puerto Rico Aqueduct &
                   Sewer Authority                                                  6.125          07/01/2024       534,460
      1,045,000    Puerto Rico Children's
                   Trust Fund (TASC)                                                5.375          05/15/2033       959,989
      2,250,000    Puerto Rico Children's
                   Trust Fund (TASC)                                                5.500          05/15/2039     1,908,518
      3,700,000    Puerto Rico Children's
                   Trust Fund (TASC)                                                5.625          05/15/2043     3,153,066
     20,870,000    Puerto Rico Children's
                   Trust Fund (TASC)                                                6.460(2)       05/15/2050       747,563
     39,500,000    Puerto Rico Children's
                   Trust Fund (TASC)                                                7.625(2)       05/15/2057       568,800
        100,000    Puerto Rico Commonwealth GO                                      5.000          07/01/2026        96,221
         20,000    Puerto Rico Commonwealth GO                                      5.000          07/01/2028        19,139
         70,000    Puerto Rico Commonwealth GO                                      5.125          07/01/2031        65,629
        395,000    Puerto Rico Commonwealth GO                                      5.250          07/01/2030       379,848
         75,000    Puerto Rico Commonwealth GO                                      5.625          07/01/2019        75,077
        360,000    Puerto Rico Commonwealth GO                                      5.700          07/01/2020       360,313
         40,000    Puerto Rico Commonwealth GO                                      5.875          07/01/2036        40,027
        800,000    Puerto Rico Commonwealth GO                                      6.000          07/01/2039       816,280
      2,250,000    Puerto Rico Commonwealth GO                                      6.500          07/01/2037     2,389,613
         85,000    Puerto Rico Convention
                   Center Authority                                                 5.000          07/01/2027        81,563
        400,000    Puerto Rico Electric Power
                   Authority, Series AAA                                            5.250          07/01/2029       396,324
        320,000    Puerto Rico Electric Power
                   Authority, Series AAA                                            5.250          07/01/2030       315,837
        440,000    Puerto Rico Electric
                   Power Authority, Series AAA                                      5.250          07/01/2031       431,460
         10,000    Puerto Rico HFC                                                  5.100          12/01/2018        10,129
         45,000    Puerto Rico HFC (Homeowner Mtg.)                                 5.100          12/01/2031        44,885
         25,000    Puerto Rico Highway &
                   Transportation Authority                                         5.000          07/01/2022        24,916
        250,000    Puerto Rico Highway &
                   Transportation Authority                                         5.300          07/01/2035       242,733
      3,200,000    Puerto Rico Highway &
                   Transportation Authority, Series N                               0.734(3)       07/01/2045     1,725,600
        335,000    Puerto Rico IMEPCF
                   (American Airlines)                                              6.450          12/01/2025       296,492
      1,300,000    Puerto Rico Infrastructure                                       5.000          07/01/2046     1,148,264
         50,000    Puerto Rico Infrastructure                                       6.928(2)       07/01/2043         4,956
      1,000,000    Puerto Rico Infrastructure                                       7.000(2)       07/01/2032       235,020
        450,000    Puerto Rico Infrastructure                                       7.000(2)       07/01/2033        96,350
         30,000    Puerto Rico Infrastructure                                       7.000(2)       07/01/2036         4,952
        335,000    Puerto Rico Infrastructure                                       7.102(2)       07/01/2035        59,985
      3,000,000    Puerto Rico Infrastructure                                       7.332(2)       07/01/2030       841,890

            4 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

    Principal
     Amount                                                                      Coupon           Maturity           Value
---------------                                                                 ---------       -------------   -----------
$       725,000    Puerto Rico Infrastructure (Mepsi Campus)                        6.250%         10/01/2024   $   690,744
      2,120,000    Puerto Rico Infrastructure (Mepsi Campus)                        6.500          10/01/2037     1,915,908
      1,850,000    Puerto Rico ITEMECF (Ana G. Mendez University)                   5.000          03/01/2036     1,522,772
        580,000    Puerto Rico ITEMECF (Ana G. Mendez University)                   5.375          02/01/2029       524,558
         50,000    Puerto Rico ITEMECF (Ashford
                   Presbyterian Community)                                          6.700          11/01/2020        47,176
        110,000    Puerto Rico ITEMECF (Hospital Auxilio Mutuo)                     5.500          07/01/2026       108,018
         20,000    Puerto Rico ITEMECF (SEAM/Hospital Espanol
                   Auxilio Obligated Group)                                         6.250          07/01/2024        20,007
      1,030,000    Puerto Rico ITEMECF (University of the
                   Sacred Heart)                                                    5.250          09/01/2031       983,084
         10,000    Puerto Rico Municipal Finance Agency, Series A                   5.500          07/01/2017        10,027
      1,930,000    Puerto Rico Port Authority (American
                   Airlines), Series A                                              6.250          06/01/2026     1,572,120
         30,000    Puerto Rico Public Buildings Authority                           5.250          07/01/2033        28,791
        250,000    Puerto Rico Public Buildings Authority                           6.250          07/01/2031       270,983
        600,000    Puerto Rico Public Buildings Authority                           6.750          07/01/2036       648,228
        500,000    Puerto Rico Public Buildings Authority                           7.000          07/01/2021       552,475
        750,000    Puerto Rico Public Buildings Authority                           7.000          07/01/2025       812,355
          5,000    Puerto Rico Public Buildings
                   Authority, Series D                                              5.250          07/01/2036         4,744
        165,000    Puerto Rico Public Finance Corp., Series A                       5.750          08/01/2027       168,064
        750,000    Puerto Rico Sales Tax Financing Corp., Series A                  5.375          08/01/2039       741,923
      5,000,000    Puerto Rico Sales Tax Financing Corp., Series A                  6.100(2)       08/01/2044       572,250
      1,000,000    Puerto Rico Sales Tax Financing Corp., Series A                  6.500          08/01/2044     1,079,400
     10,000,000    Puerto Rico Sales Tax Financing Corp., Series A                  7.530(2)       08/01/2056       473,100
      8,000,000    Puerto Rico Sales Tax Financing Corp., Series C(1)               5.750          08/01/2057     8,275,840
        200,000    University of Puerto Rico                                        5.000          06/01/2025       192,422
        250,000    University of Puerto Rico                                        5.000          06/01/2026       236,648
        275,000    University of Puerto Rico, Series Q                              5.000          06/01/2030       250,209
         25,000    University of V.I., Series A                                     5.750          12/01/2013        25,341
        370,000    University of V.I., Series A                                     6.000          12/01/2024       375,113
         40,000    University of V.I., Series A                                     6.250          12/01/2029        40,560
      1,000,000    V.I. Public Finance Authority (Hovensa Refinery)                 4.700          07/01/2022       836,340
      1,300,000    V.I. Public Finance Authority (Hovensa Refinery)                 5.875          07/01/2022     1,211,223
      1,240,000    V.I. Public Finance Authority (Hovensa Refinery)                 6.125          07/01/2022     1,179,104
      1,000,000    V.I. Public Finance Authority (Matching
                   Fund Loan Note)                                                  5.250          10/01/2029       948,180
        435,000    V.I. Tobacco Settlement Financing Corp. (TASC)                   5.000          05/15/2021       414,730
                                                                                                                -----------
                                                                                                                 52,997,770

Total Investments, at Value (Cost $105,483,369)-112.8%                                                          100,210,023
Liabilities in Excess of Other Assets-(12.8)                                                                    (11,394,734)
                                                                                                                -----------

Net Assets-100.0%                                                                                               $88,815,289
                                                                                                                ===========

----------
Footnotes to Statement of Investments

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

2.   Zero coupon bond reflects effective yield on the date of purchase.

3. Represents the current interest rate for a variable or increasing rate security.

            5 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)


VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                                                              LEVEL 3-
                                               LEVEL 1-                LEVEL 2-             SIGNIFICANT
                                              UNADJUSTED          OTHER SIGNIFICANT         UNOBSERVABLE
                                            QUOTED PRICES         OBSERVABLE INPUTS            INPUTS                VALUE
                                           ---------------        ----------------         --------------       ----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  North Carolina                           $             -        $     47,212,253         $            -       $     47,212,253
  U.S. Possessions                                       -              52,997,770                      -             52,997,770
                                           ---------------        ----------------         --------------       ----------------
Total Assets                               $             -        $    100,210,023         $            -       $    100,210,023
                                           ---------------        ----------------         --------------       ----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AHA1HC         ARC/H DS Alamance #1 Hsg. Corp.
AHA3HC         ARC/H DS Alamance #3 Hsg. Corp.
AHA4HC         ARC/H DS Alamance #4 Hsg. Corp.
AHA7HC         ARC/H DS Alamance #7 Housing Corp.
AHACHC         ARC/HDS Alamance County Housing Corp.
AHEHC          ARC/HDS Elon Housing Corp.
ARC            Assoc. of Retarded Citizens
GO             General Obligation
HCC            Home Care of the Carolinas
HFA            Housing Finance Agency
HFC            Housing Finance Corp.
HPRHS          High Point Regional Health System
HPRHSvcs       High Point Regional Health Services
IF&PCFA        Industrial Facilities and Pollution Control Financing Authority
IMEPCF         Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF        Industrial, Tourist, Educational, Medical and Environmental Community Facilities
PCMH           Pitt County Memorial Hospital
ROLs           Residual Option Longs
SEAM           Sociedad Espanola de Auxilio Mutuo
STHS           Stanly Health Services
STM            Stanly Manor

            6 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

STMH           Stanly Memorial Hospital
STTLC          Stanly Total Living Center
TASC           Tobacco Settlement Asset-Backed Bonds
UHSEC          University Health Systems of Eastern Carolina
V.I.           United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use

            7 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $13,965,000 as of June 30, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2011, municipal bond holdings with a value of $23,968,130 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $13,965,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                    MATURITY
PRINCIPAL AMOUNT   INVERSE FLOATER(1)                             COUPON RATE (2)     DATE        VALUE
-----------------  ---------------------------------------------  ---------------   ---------   ----------
$       3,965,000  NC HFA (Home Ownership) ROLs(3)                         9.976%      1/1/39  $ 3,696,490
        4,000,000  NC Medical Care Commission ROLs(3)                      9.479       6/1/42    4,030,800
        2,000,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)          21.179       8/1/57    2,275,840
                                                                                               -----------
                                                                                               $10,003,130
                                                                                               ===========

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3.   Security is subject to a shortfall and forbearance agreement.

            8 | Oppenheimer Rochester North Carolina Municipal Fund

OPPENHEIMER ROCHESTER NORTH CAROLINA MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $13,965,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


Federal tax cost of securities    $ 92,229,858(1)
                                  ============
Gross unrealized appreciation     $  2,264,468
Gross unrealized depreciation       (8,292,751)
                                  ------------
Net unrealized depreciation       $ (6,028,283)
                                  ============

----------
1. The Federal tax cost of securities does not include cost of $14,008,448, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

            9 | Oppenheimer Rochester North Carolina Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester North Carolina Municipal Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011